Fair Value of Financial Instruments - Summary of Contingent Consideration and Compensation (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Business Acquisition, Contingent Consideration [Line Items]
Contingent compensation	$ 1,303	$ 888
Contingent consideration		1,012
Total contingent consideration and compensation	1,303	1,900
Fair Value, Inputs, Level 3 [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent compensation	1,303	888
Contingent consideration		1,012
Total contingent consideration and compensation	$ 1,303	$ 1,900